PREMISES AND EQUIPMENT - Summary of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 26,407	$ 25,443
Accumulated depreciation	(14,374)	(13,806)
Total	12,033	11,637
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	4,308	4,308
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	13,198	12,954
Furniture, fixtures, and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 8,901	$ 8,181